                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                STI CLASSIC FUNDS

                     SUPPLEMENT DATED JANUARY 4, 2005 TO THE
                    STATEMENT OF ADDITIONAL INFORMATION DATED
                                 OCTOBER 1, 2004


             CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
       CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
        CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
                  CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND
                   CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND
               CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
                  CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND
  CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND



      THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT AFFECTS INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.



o The following supplements the information under the sub-section "Members of the Board" in the "TRUSTEES AND OFFICERS OF THE TRUST" section:


SIDNEY E. HARRIS (DOB 7/21/49) - Trustee - Dr. Harris has served since November 2004, and has no set term. He is currently the Dean of Robinson College of Business, Georgia State University. His other directorships include: Director, ServiceMaster Company (consumer art); Director, Total System Services, Inc. (credit/debit card processor); and Transamerica Investors, Inc. (9 mutual funds).

WARREN Y. JOBE (DOB 11/12/40) - Trustee - Mr. Jobe has served since November 2004, and has no set term. He is retired. He was Executive Vice President of Georgia Power Company and Senior Vice President of Southern Company from 1998 to 2001. His other directorships include Director, WellPoint Health Networks; Director, UniSource Energy Corp.; and Director, Tucson Electric Power.

CHARLES D. WINSLOW (DOB 7/13/35) - Trustee - Mr. Winslow has served since November 2004, and has no set term. He is retired.



o The following replaces the first sentence in the paragraph entitled "Audit Committee" under the sub-section "Board Committees" in the "TRUSTEES AND OFFICERS OF THE TRUST" section:

   The Board's Audit Committee is composed of independent Trustees of the Trust.

o The following replaces the second to last sentence in the paragraph entitled "Audit Committee" under the sub-section "Board Committees" in the "TRUSTEES AND OFFICERS OF THE TRUST" section:

   Messrs. Gallagher, Gooch, Jobe, Robbins, Walton and Winslow currently serve as members of the Audit Committee.

o The following replaces the first sentence in the paragraph entitled "Nominating Committee" under the sub-section "Board Committees" in the "TRUSTEES AND OFFICERS OF THE TRUST" section:

   The Board's Nominating Committee is composed of independent Trustees of the Trust.


o The following replaces the second to last sentence in the paragraph entitled "Nominating Committee" in the "Board Committees" sub-section in the "TRUSTEES AND OFFICERS OF THE TRUST" section:


   Messrs. Gallagher, Gooch, Robbins, Walton and Harris currently serve as members of the Nominating Committee.


o The following replaces the information in the "Fund Shares Owned by Board Members" table in the "TRUSTEES AND OFFICERS OF THE TRUST" section:

------------------------------------------------------------------------------------------------
                                                                    AGGREGATE DOLLAR RANGE OF
                                                                    SHARES IN ALL INVESTMENT
                                                                      COMPANIES OVERSEEN BY
NAME OF TRUSTEE                  DOLLAR RANGE OF FUND SHARES*         TRUSTEE IN FAMILY OF
                                                                      INVESTMENT COMPANIES*
------------------------------------------------------------------------------------------------
Richard W. Courts, II                        None                             None
------------------------------------------------------------------------------------------------
Thomas Gallagher                             None                        $10,001-$50,000
------------------------------------------------------------------------------------------------
F. Wendell Gooch                             None                       $50,001-$100,000
------------------------------------------------------------------------------------------------
Clarence H. Ridley                           None                             None
------------------------------------------------------------------------------------------------
James O. Robbins                             None                             None
------------------------------------------------------------------------------------------------
Jonathan T. Walton                           None                       $50,001- $100,000
------------------------------------------------------------------------------------------------
Sidney E. Harris **                           **                               **
------------------------------------------------------------------------------------------------
Warren Y. Jobe **                             **                               **
------------------------------------------------------------------------------------------------
Charles D. Winslow  **                        **                               **
------------------------------------------------------------------------------------------------

*  Valuation date is December 31, 2003.

** Messrs. Harris, Jobe and Winslow were elected to the Board of Trustees on November 15, 2004.

o The following replaces the information in the "Board Compensation " table in the "TRUSTEES AND OFFICERS OF THE TRUST" section:

The Trust paid the following fees to the Trustees during its most recently completed fiscal year:


------------------------------------------------------------------------------------------------------------------------
                                              PENSION OR RETIREMENT    ESTIMATED ANNUAL
                                             BENEFITS ACCRUED AS PART    BENEFITS UPON     TOTAL COMPENSATION FROM THE
                                AGGREGATE        OF FUND EXPENSES         RETIREMENT         TRUST AND FUND COMPLEX*
       NAME OF TRUSTEE        COMPENSATION
------------------------------------------------------------------------------------------------------------------------
                                                                                         $42,000 for services on two
Richard W. Courts, II           $38,500               N/A                    N/A         boards
------------------------------------------------------------------------------------------------------------------------
                                                                                         $50,500 for services on two
Thomas Gallagher                $46,000               N/A                    N/A         boards
------------------------------------------------------------------------------------------------------------------------
                                                                                         $42,000 for services on two
F. Wendell Gooch                $38,500               N/A                    N/A         boards
------------------------------------------------------------------------------------------------------------------------
                                                                                         $43,500 for services on two
Clarence H. Ridley              $40,000               N/A                    N/A         boards
------------------------------------------------------------------------------------------------------------------------
James O. Robbins                $38,500               N/A                    N/A         $42,000 for services on two
                                                                                         boards
------------------------------------------------------------------------------------------------------------------------
                                                                                         $43,500 for services on two
Jonathan T. Walton              $40,000               N/A                    N/A         boards
------------------------------------------------------------------------------------------------------------------------
Sidney E. Harris **               **                   **                    **                         **
------------------------------------------------------------------------------------------------------------------------
Warren Y. Jobe **                 **                   **                    **                         **
------------------------------------------------------------------------------------------------------------------------
Charles D. Winslow **             **                   **                    **                         **
------------------------------------------------------------------------------------------------------------------------

*  The "Fund Complex" consists of the Trust and the STI Classic Variable Trust.

** Messrs. Harris, Jobe and Winslow were elected to the Board of Trustees on November 15, 2004.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



                                                              STISPSAI1+0105

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                STI CLASSIC FUNDS

                     SUPPLEMENT DATED JANUARY 4, 2005 TO THE
                    STATEMENT OF ADDITIONAL INFORMATION DATED
                                 OCTOBER 1, 2004


---------------------------------------------------------------------------------------------------

                                                  A SHARES     B SHARES     L SHARES   T SHARES
---------------------------------------------------------------------------------------------------
EQUITY FUNDS
---------------------------------------------------------------------------------------------------
Aggressive Growth Stock Fund                         |X|                      |X|         |X|
---------------------------------------------------------------------------------------------------
Capital Appreciation Fund                            |X|                      |X|         |X|
---------------------------------------------------------------------------------------------------
Emerging Growth Stock Fund                           |X|                      |X|         |X|
---------------------------------------------------------------------------------------------------
Growth and Income Fund                               |X|                      |X|         |X|
---------------------------------------------------------------------------------------------------
Information and Technology Fund                      |X|                      |X|         |X|
---------------------------------------------------------------------------------------------------
International Equity Fund                            |X|                      |X|         |X|
---------------------------------------------------------------------------------------------------
International Equity Index Fund                      |X|                      |X|         |X|
---------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                                  |X|                      |X|         |X|
---------------------------------------------------------------------------------------------------
Mid-Cap Value Equity Fund                            |X|                      |X|         |X|
---------------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund                          |X|                      |X|         |X|
---------------------------------------------------------------------------------------------------
Small Cap Value Equity Fund                          |X|                      |X|         |X|
---------------------------------------------------------------------------------------------------
Strategic Quantitative Equity Fund                   |X|                      |X|         |X|
---------------------------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund                      |X|                      |X|         |X|
---------------------------------------------------------------------------------------------------
Value Income Stock Fund                              |X|                      |X|         |X|
---------------------------------------------------------------------------------------------------
BALANCED FUND
---------------------------------------------------------------------------------------------------
Balanced Fund                                        |X|                      |X|         |X|
---------------------------------------------------------------------------------------------------
BOND FUNDS
---------------------------------------------------------------------------------------------------
High Income Fund                                     |X|                      |X|         |X|
---------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                           |X|                      |X|         |X|
---------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund        |X|                      |X|         |X|
---------------------------------------------------------------------------------------------------
Short-Term Bond Fund                                 |X|                      |X|         |X|
---------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund             |X|                      |X|         |X|
---------------------------------------------------------------------------------------------------
Strategic Income Fund                                |X|                      |X|         |X|
---------------------------------------------------------------------------------------------------
U.S. Government Securities Fund                      |X|                      |X|         |X|
---------------------------------------------------------------------------------------------------
TAX-EXEMPT BOND FUNDS
---------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                         |X|                      |X|         |X|
---------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                         |X|                      |X|         |X|
---------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund                |X|                      |X|         |X|
---------------------------------------------------------------------------------------------------
Maryland Municipal Bond Fund                         |X|                      |X|         |X|
---------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------

                                                  A SHARES     B SHARES     L SHARES   T SHARES
---------------------------------------------------------------------------------------------------
Virginia Intermediate Municipal Bond Fund            |X|                      |X|         |X|
---------------------------------------------------------------------------------------------------
Virginia Municipal Bond Fund                         |X|                      |X|         |X|
--------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund                      |X|                      |X|         |X|
---------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                         |X|                                  |X|
---------------------------------------------------------------------------------------------------
U.S. Government Securities Money Market Fund         |X|                                  |X|
---------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                      |X|                                  |X|
---------------------------------------------------------------------------------------------------
Virginia Tax-Free Money Market Fund                  |X|                                  |X|
---------------------------------------------------------------------------------------------------
LIFE VISION FUNDS
---------------------------------------------------------------------------------------------------
Life Vision Aggressive Growth Fund                   |X|         |X|                      |X|
---------------------------------------------------------------------------------------------------
Life Vision Conservative Fund                        |X|         |X|                      |X|
---------------------------------------------------------------------------------------------------
Life Vision Growth and Income Fund                   |X|         |X|                      |X|
---------------------------------------------------------------------------------------------------
Life Vision Moderate Growth Fund                     |X|         |X|                      |X|
---------------------------------------------------------------------------------------------------


      THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT AFFECTS INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                 AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

o The following supplements the information under the sub-section "Members of the Board" in the "TRUSTEES AND OFFICERS OF THE TRUST" section:

SIDNEY E. HARRIS (DOB 7/21/49) - Trustee - Dr. Harris has served since November 2004, and has no set term. He is currently the Dean of Robinson College of Business, Georgia State University. His other directorships include: Director, ServiceMaster Company (consumer art); Director, Total System Services, Inc. (credit/debit card processor); and Transamerica Investors, Inc. (9 mutual funds).

WARREN Y. JOBE (DOB 11/12/40) - Trustee - Mr. Jobe has served since November 2004, and has no set term. He is retired. He was Executive Vice President of Georgia Power Company and Senior Vice President of Southern Company from 1998 to 2001. His other directorships include Director, WellPoint Health Networks; Director, UniSource Energy Corp.; and Director, Tucson Electric Power.

CHARLES D. WINSLOW (DOB 7/13/35) - Trustee - Mr. Winslow has served since November 2004, and has no set term. He is retired.


o The following replaces the first sentence in the paragraph entitled "Audit Committee" under the sub-section "Board Committees" in the "TRUSTEES AND OFFICERS OF THE TRUST" section:

   The Board's Audit Committee is composed of independent Trustees of the Trust.

o The following replaces the second to last sentence in the paragraph entitled "Audit Committee" under the sub-section "Board Committees" in the "TRUSTEES AND OFFICERS OF THE TRUST" section:

   Messrs. Gallagher, Gooch, Jobe, Robbins, Walton and Winslow currently serve as members of the Audit Committee.

o The following replaces the first sentence in the paragraph entitled "Nominating Committee" under the sub-section "Board Committees" in the "TRUSTEES AND OFFICERS OF THE TRUST" section:

   The Board's Nominating Committee is composed of independent Trustees of the Trust.


o The following replaces the second to last sentence in the paragraph entitled "Nominating Committee" under the sub-section "Board Committees" in the "TRUSTEES AND OFFICERS OF THE TRUST" section:

   Messrs. Gallagher, Gooch, Robbins, Walton and Harris currently serve as members of the Nominating Committee.



o The following replaces the information in the "Fund Shares Owned by Board Members" table in the "TRUSTEES AND OFFICERS OF THE TRUST" section:



--------------------------------------------------------------------------------------------------------------
                                                                                     AGGREGATE DOLLAR RANGE
                                                                                        OF SHARES IN ALL
                                                                                      INVESTMENT COMPANIES
                                                                                     OVERSEEN BY TRUSTEE IN
                                                                                            FAMILY OF
NAME OF TRUSTEE                          DOLLAR RANGE OF FUND SHARES*                 INVESTMENT COMPANIES*
--------------------------------------------------------------------------------------------------------------
Richard W. Courts, II                                None                                     None
--------------------------------------------------------------------------------------------------------------
                                    $1-$10,000 (Capital Appreciation Fund)
                                     $1-$10,000 (Growth and Income Fund)
                                 $1-$10,000 (Information and Technology Fund)
                                 $1-$10,000 (Prime Quality Money Market Fund)
Thomas Gallagher                   $1-$10,000 (Small Cap Growth Stock Fund)              $10,001-$50,000
                                   $1-$10,000 (Small Cap Value Equity Fund)
                                 $1-$10,000 (Tax Sensitive Growth Stock Fund)
                                     $1-$10,000 (Value Income Stock Fund)
--------------------------------------------------------------------------------------------------------------
F. Wendell Gooch              $10,001-$50,000 (Information and Technology Fund)         $50,001-$100,000
                              $10,001-$50,000 (Tax Sensitive Growth Stock Fund)
--------------------------------------------------------------------------------------------------------------
Clarence H. Ridley                                   None                                     None
--------------------------------------------------------------------------------------------------------------
James O. Robbins                                     None                                     None
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                 $1-$10,000 (Information and Technology Fund)
                                $10,000-$50,000 (Small Cap Growth Stock Fund)
                                 $1-$10,000 (Tax Sensitive Growth Stock Fund)
Jonathan T. Walton               $10,001-$50,000 (Capital Appreciation Fund)            $50,001- $100,000
                                 $1-$10,000 (Prime Quality Money Market Fund)
                                $10,001-$50,000 (Small Cap Value Equity Fund)
                                  $10,001-$50,000 (Value Income Stock Fund)
--------------------------------------------------------------------------------------------------------------
Sidney E. Harris **                                   **                                       **
--------------------------------------------------------------------------------------------------------------
Warren Y. Jobe **                                     **                                       **
--------------------------------------------------------------------------------------------------------------
Charles D. Winslow **                                 **                                       **
--------------------------------------------------------------------------------------------------------------

*  Valuation date is December 31, 2003.


** Messrs. Harris, Jobe and Winslow were elected to the Board of Trustees on November 15, 2004.

o The following replaces the information in the "Board Compensation " table in the "TRUSTEES AND OFFICERS OF THE TRUST" section:

The Trust paid the following fees to the Trustees during its most recently completed fiscal year:



------------------------------------------------------------------------------------------------------------------
                                                      PENSION OR          ESTIMATED        TOTAL COMPENSATION
                                                      RETIREMENT            ANNUAL           FROM THE TRUST
                                  AGGREGATE      BENEFITS ACCRUED AS     BENEFITS UPON          AND FUND
       NAME OF TRUSTEE          COMPENSATION    PART OF FUND EXPENSES     RETIREMENT            COMPLEX*
------------------------------------------------------------------------------------------------------------------
                                                                                        $42,000 for services on
Richard W. Courts, II             $38,500               N/A                  N/A        two boards
------------------------------------------------------------------------------------------------------------------
                                                                                        $50,500 for services on
Thomas Gallagher                  $46,000               N/A                  N/A        two boards
------------------------------------------------------------------------------------------------------------------
                                                                                        $42,000 for services on
F. Wendell Gooch                  $38,500               N/A                  N/A        two boards
------------------------------------------------------------------------------------------------------------------
                                                                                        $43,500 for services on
Clarence H. Ridley                $40,000               N/A                  N/A        two boards
------------------------------------------------------------------------------------------------------------------
                                                                                        $42,000 for services on
James O. Robbins                  $38,500               N/A                  N/A        two boards
---------------------------- ----------------- ---------------------- ----------------- -------------------------
                                                                                        $43,500 for services on
Jonathan T. Walton                $40,000               N/A                  N/A        two boards
------------------------------------------------------------------------------------------------------------------
Sidney E. Harris **                 **                   **                  **                     **
------------------------------------------------------------------------------------------------------------------
Warren Y. Jobe **                   **                   **                  **                     **
------------------------------------------------------------------------------------------------------------------
Charles D. Winslow **               **                   **                  **                     **
------------------------------------------------------------------------------------------------------------------

*  The "Fund Complex" consists of the Trust and the STI Classic Variable Trust.

** Messrs. Harris, Jobe and Winslow were elected to the Board of Trustees on November 15, 2004.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                             STISPSAI2+0105

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                STI CLASSIC FUNDS


                     SUPPLEMENT DATED JANUARY 4, 2005 TO THE
                    STATEMENT OF ADDITIONAL INFORMATION DATED
                                OCTOBER 11, 2004

                      CLASSIC INSTITUTIONAL CORE BOND FUND
                  CLASSIC INSTITUTIONAL INTERMEDIATE BOND FUND
                       SEIX INSTITUTIONAL HIGH YIELD FUND
                   CLASSIC INSTITUTIONAL LIMITED DURATION FUND


      THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT AFFECTS INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

o The following supplements the information under the sub-section "Members of the Board" in the "TRUSTEES AND OFFICERS OF THE TRUST" section:

SIDNEY E. HARRIS (DOB 7/21/49) - Trustee - Dr. Harris has served since November 2004, and has no set term. He is currently the Dean of Robinson College of Business, Georgia State University. His other directorships include: Director, ServiceMaster Company (consumer art); Director, Total System Services, Inc (credit/debit card processor); and Transamerica Investors, Inc. (9 mutual funds).

WARREN Y. JOBE (DOB 11/12/40) - Trustee - Mr. Jobe has served since November 2004, and has no set term. He is retired. He was Executive Vice President of Georgia Power Company and Senior Vice President of Southern Company from 1998 to 2001. His other directorships include Director, WellPoint Health Networks; Director, UniSource Energy Corp.; and Director, Tucson Electric Power.

CHARLES D. WINSLOW (DOB 7/13/35) - Trustee - Mr. Winslow has served since November 2004, and has no set term. He is retired.

o The following replaces the first sentence in the paragraph entitled "Audit Committee" under the sub-section "Board Committees" in the "TRUSTEES AND OFFICERS OF THE TRUST" section:

   The Board's Audit Committee is composed of independent Trustees of the Trust.

o The following replaces the second to last sentence in the paragraph entitled "Audit Committee" under the sub-section "Board Committees" in the "TRUSTEES AND OFFICERS OF THE TRUST" section:

   Messrs. Gallagher, Gooch, Jobe, Robbins, Walton and Winslow currently serve as members of the Audit Committee.

o The following replaces the first sentence in the paragraph entitled "Nominating Committee" under the sub-section "Board Committees" in the "TRUSTEES AND OFFICERS OF THE TRUST" section:

   The Board's Nominating Committee is composed of independent Trustees of the Trust.


o The following replaces the second to last sentence in the paragraph entitled "Nominating Committee" under the sub-section "Board Committees" in the "TRUSTEES AND OFFICERS OF THE TRUST" section:


   Messrs. Gallagher, Gooch, Robbins, Walton and Harris currently serve as members of the Nominating Committee.


o The following replaces the information in the "Fund Shares Owned by Board Members" table in the "TRUSTEES AND OFFICERS OF THE TRUST" section:



-------------------------------------------------------------------------------------------------------------------
                                                                      AGGREGATE DOLLAR RANGE OF SHARES IN ALL
                                                                    INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN
                                                                                     FAMILY OF
NAME OF TRUSTEE                 DOLLAR RANGE OF FUND SHARES*                   INVESTMENT COMPANIES*
-------------------------------------------------------------------------------------------------------------------
Richard W. Courts, II                       None                                       None
-------------------------------------------------------------------------------------------------------------------
Thomas Gallagher                            None                                  $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------
F. Wendell Gooch                            None                                 $50,001-$100,000
-------------------------------------------------------------------------------------------------------------------
Clarence H. Ridley                          None                                       None
-------------------------------------------------------------------------------------------------------------------
James O. Robbins                            None                                       None
-------------------------------------------------------------------------------------------------------------------
Jonathan T. Walton                          None                                 $50,001- $100,000
-------------------------------------------------------------------------------------------------------------------
Sidney E. Harris **                          **                                         **
-------------------------------------------------------------------------------------------------------------------
Warren Y. Jobe **                            **                                         **
-------------------------------------------------------------------------------------------------------------------
Charles D. Winslow**                         **                                         **
-------------------------------------------------------------------------------------------------------------------

*  Valuation date is December 31, 2003.

** Messrs. Harris, Jobe and Winslow were elected to the Board of Trustees on November 15, 2004.

o The following replaces the information in the "Board Compensation " table in the "TRUSTEES AND OFFICERS OF THE TRUST" section:

The Trust paid the following fees to the Trustees during the fiscal year ended October 31, 2003:

-------------------------------------------------------------------------------------------------------------------------
                                               PENSION OR RETIREMENT    ESTIMATED ANNUAL
                                              BENEFITS ACCRUED AS PART    BENEFITS UPON     TOTAL COMPENSATION FROM THE
                                 AGGREGATE        OF FUND EXPENSES         RETIREMENT         TRUST AND FUND COMPLEX*
       NAME OF TRUSTEE         COMPENSATION
-------------------------------------------------------------------------------------------------------------------------
                                                                                          $42,000 for services on two
Richard W. Courts, II            $38,500               N/A                    N/A         boards

-------------------------------------------------------------------------------------------------------------------------

Thomas Gallagher                 $46,000               N/A                    N/A         $50,500 for services on two
                                                                                          boards
-------------------------------------------------------------------------------------------------------------------------
                                                                                          $42,000 for services on two
F. Wendell Gooch                 $38,500               N/A                    N/A         boards
-------------------------------------------------------------------------------------------------------------------------
                                                                                          $43,500 for services on two
Clarence H. Ridley               $40,000               N/A                    N/A         boards
-------------------------------------------------------------------------------------------------------------------------
                                                                                          $42,000 for services on two
James O. Robbins                 $38,500               N/A                    N/A         boards
-------------------------------------------------------------------------------------------------------------------------
                                                                                          $43,500 for services on two
Jonathan T. Walton               $40,000               N/A                    N/A         boards
-------------------------------------------------------------------------------------------------------------------------
Sidney E. Harris**                 **                   **                    **                         **
-------------------------------------------------------------------------------------------------------------------------
Warren Y. Jobe**                   **                   **                    **                         **
-------------------------------------------------------------------------------------------------------------------------
Charles D. Winslow**               **                   **                    **                         **
-------------------------------------------------------------------------------------------------------------------------

*  The "Fund Complex" consists of the Trust and the STI Classic Variable Trust.

** Messrs. Harris, Jobe and Winslow were elected to the Board of Trustees on November 15, 2004.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.






                                                          STISPSASEIX0105